Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Total property plant and equipment, at cost	$ 2,716,187	$ 2,599,608
Less: accumulated depreciation	(1,253,551)	(1,025,006)
Total property, plant and equipment, net	1,462,636	1,574,602
Machinery [Member]
Total property plant and equipment, at cost	675,892	638,660
Electric equipment [Member]
Total property plant and equipment, at cost	150,631	144,436
Office equipment [Member]
Total property plant and equipment, at cost	78,005	74,797
Vehicles [Member]
Total property plant and equipment, at cost	185,636	182,563
Leasehold improvement [Member]
Total property plant and equipment, at cost	$ 1,626,023	$ 1,559,152